Shareholder Report, Holdings (Details) - TradersAI Large Cap Equity & Cash ETF	Feb. 28, 2025
E-mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
E mini S&P 500 Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
Options Contracts Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Options Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%